Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Composition of Deposits
The composition of deposits at December 31 was as follows:

(Dollars in Millions)	2023	2022
Noninterest-bearing deposits	$89,989	$137,743
Interest-bearing deposits
Interest checking	127,453	134,491
Money market savings	199,378	148,014
Savings accounts	43,219	71,782
Time deposits	52,273	32,946
Total interest-bearing deposits	422,323	387,233
Total deposits	$512,312	$524,976

Maturities of Time Deposits Outstanding	The maturities of time deposits outstanding at December 31, 2023 were as follows:

(Dollars in Millions)
2024	$44,570
2025	6,448
2026	798
2027	252
2028	197
Thereafter	8
Total	$52,273